UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):     [X]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware            August 1, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     114

Form 13F Information Table Value Total:     $885,633
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

           Column 1             Column 2   Column 3   Column 4     Column 5        Column 6  Column 7             Column 8
                                                                   SHRS OR
                                                                   SH/PUT/
                                TITLE OF               VALUE       PRN AMT       INVESTMENT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER           CLASS       CUSIP    (x$1000)     PRN CALL      DISCRETION  MANAGERS    SOLE      SHARED    NONE
Accenture Public Ltd., Co.         Com     G1151C101    $4,957    94,100     SH     Sole                 94,100
Accenture Public Ltd., Co.         Com     G1151C101    $3,266    62,000     SH     Sole                                   62,000
Alexion Pharmaceuticals, Inc.      Com     015351109   $14,945   233,300     SH     Sole                233,300
Alexion Pharmaceuticals, Inc.      Com     015351109    $8,328   130,000     SH     Sole                                  130,000
Amazon.com, Inc.                   Com     023135106   $25,185   116,475     SH     Sole                116,475
Amazon.com, Inc.                   Com     023135106   $12,001    55,500     SH     Sole                                   55,500
Ambev ADR                          ADR     20441W203    $6,708   218,850     SH     Sole                218,850
Ambev ADR                          ADR     20441W203    $1,711    55,810     SH     Sole                                   55,810
Ameriprise Financial, Inc.         Com     03076C106      $642    16,300     SH     Sole                 16,300
Ameriprise Financial, Inc.         Com     03076C106    $2,125    54,000     SH     Sole                                   54,000
Apple Computer, Inc.               Com     037833100   $25,579    67,080     SH     Sole                 67,080
Apple Computer, Inc.               Com     037833100   $12,279    32,200     SH     Sole                                   32,200
Avago Technologies, Ltd.           Com     Y0486S104   $18,666   569,600     SH     Sole                569,600
Avago Technologies, Ltd.           Com     Y0486S104   $10,767   328,570     SH     Sole                                  328,570
BAIDU.COM                          ADR     056752108   $31,325   293,000     SH     Sole                293,000
BAIDU.COM                          ADR     056752108    $7,986    74,700     SH     Sole                                   74,700
Banco Santander Chile SA ADR       ADR     05965X109    $5,092    69,300     SH     Sole                 69,300
Banco Santander Chile SA ADR       ADR     05965X109    $1,345    18,300     SH     Sole                                   18,300
BanColombia SA ADR                 ADR     05968L102    $6,864   122,450     SH     Sole                122,450
BanColombia SA ADR                 ADR     05968L102    $1,715    30,600     SH     Sole                                   30,600
Biogen Idec, Inc.                  Com     09062X103   $19,701   211,500     SH     Sole                211,500
Biogen Idec, Inc.                  Com     09062X103   $10,535   113,100     SH     Sole                                  113,100
Cameron International Corp.        Com     13342B105   $11,278   271,500     SH     Sole                271,500
Cameron International Corp.        Com     13342B105    $5,379   129,500     SH     Sole                                  129,500
Canadian National Railway Co.
ADR                                Com     136375102    $1,525    22,900     SH     Sole                 22,900
Canadian National Railway Co.
ADR                                Com     136375102    $2,064    31,000     SH     Sole                                   31,000
Caterpillar, Inc.                  Com     149123101   $10,474   141,850     SH     Sole                141,850
Caterpillar, Inc.                  Com     149123101    $5,796    78,500     SH     Sole                                   78,500
CF Industries Holdings, Inc.       Com     125269100   $13,320   107,950     SH     Sole                107,950
CF Industries Holdings, Inc.       Com     125269100    $7,650    62,000     SH     Sole                                   62,000
Coach, Inc.                        Com     189754104    $5,654   108,600     SH     Sole                108,600
Coach, Inc.                        Com     189754104    $2,254    43,300     SH     Sole                                   43,300
Coca-Cola Company                  Com     191216100    $5,012    74,100     SH     Sole                 74,100
Coca-Cola Company                  Com     191216100    $2,770    41,000     SH     Sole                                   41,000
Comcast Corp.                      Com     20030N200    $5,499   265,400     SH     Sole                265,400
Comcast Corp.                      Com     20030N200    $3,042   146,800     SH     Sole                                  146,800
Costco Wholesale Corporation       Com     22160K105    $9,106   110,870     SH     Sole                110,870
Costco Wholesale Corporation       Com     22160K105    $4,764    58,000     SH     Sole                                   58,000
Cummins, Inc.                      Com     231021106   $14,609   178,900     SH     Sole                178,900
Cummins, Inc.                      Com     231021106    $7,031    86,100     SH     Sole                                   86,100
Deere & Co.                        Com     244199105    $8,909   137,100     SH     Sole                137,100
Deere & Co.                        Com     244199105    $5,718    88,000     SH     Sole                                   88,000
EMC Corp.                          Com     268648102    $5,602   266,900     SH     Sole                266,900
EMC Corp.                          Com     268648102    $3,197   152,300     SH     Sole                                  152,300
FMC Technologies, Inc.             Com     30249U101    $6,381   169,700     SH     Sole                169,700
FMC Technologies, Inc.             Com     30249U101    $3,346    89,000     SH     Sole                                   89,000
Fomento Economico Mex-SP ADR       ADR     344419106   $11,149   172,000     SH     Sole                172,000
Fomento Economico Mex-SP ADR       ADR     344419106    $2,839    43,800     SH     Sole                                   43,800
Freeport-McMoRan Copper & Gold     Com     35671D857    $3,937   129,300     SH     Sole                129,300
Freeport-McMoRan Copper & Gold     Com     35671D857    $2,083    68,400     SH     Sole                                   68,400
Goldcorp, Inc.                     Com     380956409    $2,437    53,400     SH     Sole                 53,400
Goldcorp, Inc.                     Com     380956409   $25,741   564,000     SH     Sole                                  564,000
Goldman Sachs Group, Inc.          Com     38141G104      $993    10,500     SH     Sole                 10,500
Google, Inc.                       Com     38259P508    $1,391     2,700     SH     Sole                  2,700
Honeywell                          Com     438516106    $5,739   130,700     SH     Sole                130,700
Honeywell                          Com     438516106    $3,333    75,900     SH     Sole                                   75,900
Humana, Inc.                       Com     444859102   $13,545   185,600     SH     Sole                185,600
Humana, Inc.                       Com     444859102    $7,664   105,010     SH     Sole                                  105,010
Icici Bank ADR                     ADR     45104G104   $14,468   416,700     SH     Sole                416,700
Icici Bank ADR                     ADR     45104G104    $3,878   111,700     SH     Sole                                  111,700
IntercontinentalExchange, Inc.     Com     45865V100      $721     6,100     SH     Sole                  6,100
IntercontinentalExchange, Inc.     Com     45865V100    $2,708    22,900     SH     Sole                                   22,900
International Business
Machines                           Com     459200101   $11,473    65,550     SH     Sole                 65,550
International Business
Machines                           Com     459200101    $3,711    21,200     SH     Sole                                   21,200
Intuit                             Com     461202103    $7,130   150,300     SH     Sole                150,300
Intuit                             Com     461202103    $3,558    75,000     SH     Sole                                   75,000
Intuitive Surgical, Inc.           Com     46120E602   $12,722    34,925     SH     Sole                 34,925
Intuitive Surgical, Inc.           Com     46120E602    $7,085    19,450     SH     Sole                                   19,450
Joy Global, Inc.                   Com     481165108   $10,860   174,100     SH     Sole                174,100
Joy Global, Inc.                   Com     481165108    $6,575   105,400     SH     Sole                                  105,400
Lorillard, Inc.                    Com     544147101    $8,286    74,850     SH     Sole                 74,850
Lorillard, Inc.                    Com     544147101    $3,111    28,100     SH     Sole                                   28,100
Mechel OAO ADR                     ADR     583840103    $4,563   447,800     SH     Sole                447,800
Mechel OAO ADR                     ADR     583840103    $1,226   120,300     SH     Sole                                  120,300
Monsanto Company                   Com     61166W101   $11,984   199,600     SH     Sole                199,600
Monsanto Company                   Com     61166W101    $6,965   116,000     SH     Sole                                  116,000
National Oilwell Varco, Inc.       Com     637071101   $13,502   263,600     SH     Sole                263,600
National Oilwell Varco, Inc.       Com     637071101    $7,683   150,000     SH     Sole                                  150,000
Oracle Corporation                 Com     68389X105   $11,197   389,600     SH     Sole                389,600
Oracle Corporation                 Com     68389X105    $6,699   233,100     SH     Sole                                  233,100
Peabody Energy Corp.               Com     704549104    $7,677   226,600     SH     Sole                226,600
Peabody Energy Corp.               Com     704549104    $4,404   130,000     SH     Sole                                  130,000
Petroleo Brasileiro ADR            ADR     71654V408   $13,400   596,900     SH     Sole                596,900
Petroleo Brasileiro ADR            ADR     71654V408    $3,493   155,600     SH     Sole                                  155,600
Precision Castparts Corp.          Com     740189105   $18,424   118,500     SH     Sole                118,500
Precision Castparts Corp.          Com     740189105   $10,075    64,800     SH     Sole                                   64,800
Ptsh Crp of Ssktchwn Inc           Com     73755L107    $1,474    34,100     SH     Sole                 34,100
Ptsh Crp of Ssktchwn Inc           Com     73755L107   $16,203   374,900     SH     Sole                                  374,900
Qualcomm, Inc.                     Com     747525103   $12,488   256,800     SH     Sole                256,800
Qualcomm, Inc.                     Com     747525103    $7,222   148,500     SH     Sole                                  148,500
Quimica y Minera de Chile SA
- sp ADR                           ADR     833635105    $3,509    73,400     SH     Sole                 73,400
Quimica y Minera de Chile SA
- sp ADR                           ADR     833635105      $932    19,500     SH     Sole                                   19,500
Schlumberger, Ltd.                 Com     806857108    $4,377    72,700     SH     Sole                 72,700
Schlumberger, Ltd.                 Com     806857108    $2,251    37,400     SH     Sole                                   37,400
Symantec Corp.                     Com     871503108   $11,788   723,200     SH     Sole                723,200
Symantec Corp.                     Com     871503108    $7,790   477,900     SH     Sole                                  477,900
Tiffany & Co.                      Com     886547108    $5,616    91,900     SH     Sole                 91,900
Tiffany & Co.                      Com     886547108    $3,581    58,600     SH     Sole                                   58,600
Union Pacific Corp.                Com     907818108   $13,719   167,050     SH     Sole                167,050
Union Pacific Corp.                Com     907818108    $6,843    83,300     SH     Sole                                   83,300
Unitedhealth Group                 Com     91324P102   $14,002   303,600     SH     Sole                303,600
Unitedhealth Group                 Com     91324P102    $7,767   168,400     SH     Sole                                  168,400
US Bancorp                         Com     902973304      $737    31,300     SH     Sole                 31,300
US Bancorp                         Com     902973304    $2,615   111,100     SH     Sole                                  111,100
Vale SA SP ADR                     ADR     91912E105   $12,925   566,900     SH     Sole                566,900
Vale SA SP ADR                     ADR     91912E105    $3,393   148,800     SH     Sole                                  148,800
Viacom, Inc.                       Com     92553P201   $10,839   278,000     SH     Sole                278,000
Viacom, Inc.                       Com     92553P201    $6,075   155,800     SH     Sole                                  155,800
VMware, Inc.                       Com     928563402   $16,743   208,300     SH     Sole                208,300
VMware, Inc.                       Com     928563402    $8,858   110,200     SH     Sole                                  110,200
Weatherford International Ltd.     Com     H27013103    $3,010   246,500     SH     Sole                246,500
Weatherford International Ltd.     Com     H27013103    $1,908   156,300     SH     Sole                                  156,300
Yum! Brands, Inc.                  Com     988498101   $12,288   248,800     SH     Sole                248,800
Yum! Brands, Inc.                  Com     988498101    $6,149   124,500     SH     Sole                                  124,500